21 Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Leases terms of contracts	The terms of the contracts vary substantially between 5 and 20 years.
Description of lease terms for a right to use	using the exemptions provided for contracts with a term of less than twelve months and an individual asset value below US$ 5,000 (five thousand dollars).
Leasing agreements	R$ 2,776	R$ 3,751
Incremental interest rate	9.72%	10.73%
International subsidiaries [member]
Disclosure of fair value measurement of liabilities [line items]
Contractual Term	11 years 7 months 6 days